Inventory, net (Tables)	9 Months Ended
Sep. 30, 2024
Inventory, net.
Schedule of components of inventory, net

	September 30,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Raw materials	$2,547	$2,211
Work-in-Process	509	197
Finished goods	1,083	914
Total inventory	$4,139	$3,322